APPENDIX I
		      UNITED STATES
	    SECURITIES AND EXCHANGE COMMISSION

		Washington, D.C. 20549

			FORM 24F-2
	     Annual Notice of Securities Sold
		  Pursuant to Rule 24f-2

Read instructions of end of Form before preparing Form
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1.  Name and address of issuer:

	Managers AMG Funds
	40 Richards Avenue
	Norwalk, CT 06854

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2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	Frontier Small Company Value Fund
	Frontier Growth Fund

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3.  Investment Company Act File Number: 811-9521

	Securities Act File Number: 333-84639

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4.  (a) Last day of fiscal year for which this notice is filed:

	September 30, 2003

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4.  (b)	Check box if this Form is being filed late (i.e.,
	more than 90 calendar days after the end of the issuer?s fiscal year). (See Instruction A.2)

	[ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4. (c)  Check box if this is the last time the issuer will be
	filing this Form.

	[ ]


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5.  Calculation of registration fee:

	(i) Aggregate sale price of securities
	    sold during the fiscal year in
	    pursuant to section 24(f):		$	1,769,950
						-----------------

	(ii) Aggregate price of securities
	     redeemed or repurchased during the
	     fiscal year:
				$	4,822,521
				-----------------

	(iii)Aggregate price of securities
	     redeemed or repurchased during any
	     prior fiscal year ending no
	     earlier than October 11, 1995 that
	     were not previously used to reduce
	     registration fees payable to the
	     Commission:
				$	       0
				-----------------

	(iv)	Total available redemption credits
		[add Items 5 (ii) and 5 (iii)]:
						$	4,822,521
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	(v)	Net sales - if Item 5 (i) is greater
		than Item 5 (iv) [subtract
		Item 5 (iv) from Item 5 (i)]:	$	        0
						-----------------

	(vi)	Redemption credits available for
		use in future years - if Item 5
		(i) is less than 5 (iv)
		[subtract Item 5 (iv) from
		Item 5(I)]:
				$	3,052,571
				-----------------

	(vii)	Multiplier for determining
		registration fee
		(See Instruction C. 9):
						x	   000081
						-----------------

	(viii)	Registration fee due [multiply
		Item 5 (v) by Item 5 (vii)]
		(enter "0" if no fee is due):
						=$              0
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6. Prepaid Shares

If the response to item 5 (i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect
before [effective date of rescission of rule 24e-2], then
report the amount of securities (number of shares or other
units) deducted here: 0 if there is a number of shares or
other units that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
future fiscal years, then state that number here: 	         0
							       ---

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

							+$	 0
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8. Total of the amount of the registration fee due plus any interest due [line 5 (viii) plus line 7]:
							=$ 	 0
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


   N/A




Method of Delivery:

	  	Wire Transfer
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	       	Mail or other means
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			SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	/s/ Donald S. Rumery
	-------------------------------
	Treasurer

	(Signature and Title)*


Date:	December 16, 2003
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*  Please print the name and title of the signing officer below the signature.


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